FINANCIAL INSTRUMENTS - Carrying Value Versus Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 1,440.3	$ 2,189.9
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,438.5	2,183.4
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0.0	0.6
Borrowings1 [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,047.9	1,758.7
Borrowings1 [Member] | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,047.9	1,758.7
Borrowings1 [Member] | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0.0	0.0
Borrowings1 [Member] | Senior Debt Notes [Member] | Carrying amount
Disclosure of financial liabilities [line items]
Fair value	1,051.3	1,465.3
Borrowings1 [Member] | Senior Debt Notes [Member] | Fair value
Disclosure of financial liabilities [line items]
Fair value	$ 1,042.2	$ 1,455.0